Costs and Estimated Earnings (Sun & Sun Industries Inc [Member])	9 Months Ended
Sep. 30, 2014
Sun & Sun Industries Inc [Member]
Costs and Estimated Earnings

5. COSTS AND ESTIMATED EARNINGS

Costs and estimated earnings and related amounts billed are as follows:

	As at September 30, 2014	As at December 31, 2013	As at December 31, 2012
	$	$	$

Cost incurred	3,812,150	3,813,419	9,088,635

Estimated earnings, thereon	870,068	44,529	1,065,294
	4,682,218	3,857,948	10,153,929

Less: Billings to date	4,251,074	4,111,436	10,039,661
	431,144	(253,488)	114,268

Such amounts are included in the accompanying Balance Sheets under the following captions:

	As at September 30, 2014	As at December 31, 2013	As at December 31, 2012
	$	$	$

Cost and estimated earnings in excess of billings	493,972	181,116	228,585

Billings in excess of costs and estimated earnings	(62,828)	(434,604)	(114,317)
	431,144	(253,488)	114,268